Subsidiaries (Schedule of operating projects - Harrison Street transaction) (Details) - Harrison Street Transaction [Member] $ in Millions	Aug. 16, 2024 USD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 65
Property, plant and equipment	752
Operating projects [Member]
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	203
Receivables in respect of deferred consideration from the partner in CPV Renewable	97
Property, plant and equipment	665
Bank loans	(388)
Other identifiable assets and liabilities	17
Total	$ 594